TAXES - Taxes Payable (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
TAXES
Total taxes payable	$ 319,865	$ 319,475
PRC
TAXES
Total taxes payable	95,417	92,062
HONG KONG
TAXES
Total taxes payable	198,387	199,894
SINGAPORE
TAXES
Total taxes payable	8,429	8,422
Japan
TAXES
Total taxes payable	$ 17,632	$ 19,097